STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Subject to possible Redemption Common stock	Class A common stock Subject to possible Redemption	Class A common stock Common stock	Class A common stock	Class B common stock Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021			$ 0		$ 575	$ 0	$ (24,256,277)	$ (24,255,702)
Balance at the beginning (in shares) at Dec. 31, 2021					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2021	$ 234,600,690	$ 234,600,690
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2021	23,000,000
Remeasurement of Class A common stock subject to possible redemption	$ 3,383,823	3,383,823					(3,383,823)	(3,383,823)
Accretion of Class A common stock to redemption value	(3,383,823)	(3,383,823)					3,383,823	3,383,823
Gain on waiver of deferred underwriter commissions by underwriter							8,050,000	8,050,000
Net Income (Loss)							18,132,948	18,132,948
Balance at the ending at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the ending (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the ending at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Remeasurement of Class A common stock subject to possible redemption	$ 2,525,300						(2,525,300)	(2,525,300)
Accretion of Class A common stock to redemption value	$ (2,525,300)						2,525,300	2,525,300
Net Income (Loss)							1,184,465	1,184,465
Balance at the ending at Mar. 31, 2023					$ 575		(2,797,987)	(2,797,412)
Balance at the ending (in shares) at Mar. 31, 2023	23,000,000				5,750,000
Temporary Equity, Balance at the ending at Mar. 31, 2023	$ 240,509,813
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Trust Account withdrawal for tax payments	$ (460,000)						460,000	460,000
Balance at the ending at Jun. 30, 2023	$ 45,219,364		$ 420		$ 155		(3,157,987)	(3,157,412)
Balance at the ending (in shares) at Jun. 30, 2023	4,150,065		4,200,000		1,550,000
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Remeasurement of Class A common stock subject to possible redemption								(6,120,704)
Accretion of Class A common stock to redemption value								6,120,704
Net Income (Loss)								2,831,194
Balance at the ending at Sep. 30, 2023			$ 420		$ 155	335,986	(4,048,919)	(3,712,358)
Balance at the ending (in shares) at Sep. 30, 2023	4,150,065		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2023	$ 44,122,831
Balance at the beginning at Dec. 31, 2022					$ 575		(1,457,152)	(1,456,577)
Balance at the beginning (in shares) at Dec. 31, 2022					5,750,000
Temporary Equity, Balance at the beginning at Dec. 31, 2022	$ 237,984,513	$ 237,984,513
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2022	23,000,000	23,000,000
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor capital contribution for non-redemption agreements						934,906		934,906
Sponsor cash capital contribution						800,000		800,000
Redemption of Class A common stock	$ (197,694,657)			$ (197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Excise tax liability							(1,976,947)	(1,976,947)
Trust Account withdrawal for tax payments	$ (2,287,729)						2,287,729	2,287,729
Remeasurement of Class A common stock subject to possible redemption	6,707,678	$ 6,707,678				(973,935)	(5,733,743)	(6,707,678)
Accretion of Class A common stock to redemption value	(6,707,678)	(6,707,678)				973,935	5,733,743	6,707,678
Net Income (Loss)							2,729,602	2,729,602
Balance at the ending at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the ending (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the ending at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the ending (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Balance at the beginning at Mar. 31, 2023					$ 575		(2,797,987)	(2,797,412)
Balance at the beginning (in shares) at Mar. 31, 2023	23,000,000				5,750,000
Temporary Equity, Balance at the beginning at Mar. 31, 2023	$ 240,509,813
Sponsor conversion of Class B common stock			$ 420		$ (420)
Sponsor conversion of Class B common stock (in shares)			4,200,000		(4,200,000)
Sponsor capital contribution for non-redemption agreements						386,961		386,961
Redemption of Class A common stock	$ (197,694,657)
Redemption of Class A common stock (in shares)	(18,849,935)
Remeasurement of Class A common stock subject to possible redemption	$ 2,864,208					(386,961)	(2,477,247)	(2,864,208)
Accretion of Class A common stock to redemption value	(2,864,208)					386,961	2,477,247	2,864,208
Net Income (Loss)							1,657,247	1,657,247
Balance at the ending at Jun. 30, 2023	$ 45,219,364		$ 420		$ 155		(3,157,987)	(3,157,412)
Balance at the ending (in shares) at Jun. 30, 2023	4,150,065		4,200,000		1,550,000
Sponsor capital contribution for non-redemption agreements						135,986		135,986
Sponsor cash capital contribution						200,000		200,000
Excise tax liability							(1,976,947)	(1,976,947)
Trust Account withdrawal for tax payments	$ (1,827,729)						1,827,729	1,827,729
Remeasurement of Class A common stock subject to possible redemption	731,196						(731,196)	(731,196)
Accretion of Class A common stock to redemption value	$ (731,196)						731,196	731,196
Net Income (Loss)							(10,518)	(10,518)
Balance at the ending at Sep. 30, 2023			$ 420		$ 155	335,986	(4,048,919)	(3,712,358)
Balance at the ending (in shares) at Sep. 30, 2023	4,150,065		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2023	$ 44,122,831
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	44,709,805	$ 44,709,805
Sponsor capital contribution for non-redemption agreements						274,973		274,973
Sponsor cash capital contribution						235,647		235,647
Redemption of Class A common stock	$ (32,214,591)
Redemption of Class A common stock (in shares)	(2,986,952)
Excise tax liability							(322,145)	(322,145)
Trust Account withdrawal for tax payments	$ (489,119)						489,119	489,119
Remeasurement of Class A common stock subject to possible redemption	559,907					(559,907)		(559,907)
Accretion of Class A common stock to redemption value	(559,907)					559,907		559,907
Net Income (Loss)							261,607	261,607
Balance at the ending at Mar. 31, 2024	$ 12,566,002		$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the ending (in shares) at Mar. 31, 2024	1,163,113		4,200,000		1,550,000
Balance at the beginning at Dec. 31, 2023			$ 420		$ 155	760,971	(4,150,511)	(3,388,965)
Balance at the beginning (in shares) at Dec. 31, 2023			4,200,000		1,550,000
Temporary Equity, Balance at the beginning at Dec. 31, 2023	$ 44,709,805	$ 44,709,805
Temporary Equity, Balance at the beginning (in shares) at Dec. 31, 2023	4,150,065	4,150,065
Redemption of Class A common stock		$ (32,214,591)
Remeasurement of Class A common stock subject to possible redemption		889,022						(889,022)
Accretion of Class A common stock to redemption value		(889,022)						889,022
Net Income (Loss)								(1,739,275)
Balance at the ending at Sep. 30, 2024			$ 420		$ 155	700,150	(5,722,812)	(5,022,087)
Balance at the ending (in shares) at Sep. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2024	$ 12,895,117	$ 12,895,117
Temporary Equity, Balance at the ending (in shares) at Sep. 30, 2024		1,163,113
Balance at the beginning at Mar. 31, 2024	$ 12,566,002		$ 420		$ 155	711,684	(3,721,930)	(3,009,671)
Balance at the beginning (in shares) at Mar. 31, 2024	1,163,113		4,200,000		1,550,000
Sponsor cash capital contribution						97,581		97,581
Remeasurement of Class A common stock subject to possible redemption	$ 163,615					(163,615)		(163,615)
Accretion of Class A common stock to redemption value	$ (163,615)					163,615		163,615
Net Income (Loss)							(504,984)	(504,984)
Balance at the ending at Jun. 30, 2024			$ 420		$ 155	645,650	(4,226,914)	(3,580,689)
Balance at the ending (in shares) at Jun. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Jun. 30, 2024	$ 12,729,617
Sponsor cash capital contribution						220,000		220,000
Remeasurement of Class A common stock subject to possible redemption	165,500					(165,500)		(165,500)
Accretion of Class A common stock to redemption value	$ (165,500)					165,500		165,500
Net Income (Loss)							(1,495,898)	(1,495,898)
Balance at the ending at Sep. 30, 2024			$ 420		$ 155	$ 700,150	$ (5,722,812)	$ (5,022,087)
Balance at the ending (in shares) at Sep. 30, 2024	1,163,113		4,200,000		1,550,000
Temporary Equity, Balance at the ending at Sep. 30, 2024	$ 12,895,117	$ 12,895,117
Temporary Equity, Balance at the ending (in shares) at Sep. 30, 2024		1,163,113